SUBSEQUENT EVENTS (Details) - USD ($)				1 Months Ended	12 Months Ended
	Feb. 28, 2023	Nov. 30, 2022	Nov. 16, 2022	Mar. 31, 2023	Oct. 31, 2022
SUBSEQUENT EVENTS
Value of shares issued for services					$ 2,888,787
Subsequent events | Class A ordinary shares
SUBSEQUENT EVENTS
Number of shares issued for services			7,545	320,000
Value of shares issued for services				$ 623,800
Reverse stock split			one-for-five
Subsequent events | Class A ordinary shares | 2021 Performance Incentive Plan
SUBSEQUENT EVENTS
Number of shares issued for services	160,000	10,000
Value of shares issued for services	$ 419,200	$ 25,000